Salaries and social security payables	12 Months Ended
Dec. 31, 2017
Salaries and social security payables
Salaries and social security payables

Note 13 – Salaries and social security payables

Salaries and social security payables include unpaid salaries, vacation and bonuses and its related social security contributions and termination benefits.

As of December 31, 2017, the total number of employees was 15,396, of which approximately 82% were unionized. All Management and senior positions are held by non-unionized employees.

In the field of compensation policy for Directors and Managers, the Company and its subsidiaries have a scheme that includes fixed and variable components. While fixed compensation is dependent upon the level of responsibility required for the position and its market competitiveness, variable compensation is comprised of compensation driven by the goals established on an annual basis and also by compensation regarding the fulfillment of long and medium term goals.

The Company and its subsidiaries have no stock option plans for their employees.

Salaries and social security payables consist of the following:

	As of December 31,
Current	2017	2016
Vacation and bonuses	1,433	1,102
Social security payables	499	383
Termination benefits	119	125

	2,051	1,610

Non-current
Termination benefits	160	144
Bonuses	99	40

	259	184

Total salaries and social security payables	2,310	1,794

Compensation for the Key Managers for the years ended December 31, 2017, 2016 and 2015 is shown in Note 27.e).

Employee benefit expenses and severance payments are composed of:

	Years ended December 31,
	2017	2016	2015
Salaries	(8,741)	(6,954)	(5,166)
Social security expenses	(2,846)	(2,147)	(1,642)
Severance indemnities and termination benefits	(944)	(521)	(319)
Other employee benefits	(187)	(178)	(126)

	(12,718)	(9,800)	(7,253)